UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:           811-10335

          BlackRock New Jersey Municipal Income Trust
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock New Jersey Municipal Income Trust
                                        40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant's telephone number, including area code:          888-825-2257

Date of fiscal year end:          October 31, 2006
Date of reporting period:         January 31, 2006

Item 1. Schedule of Investments.

The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2006 (unaudited)

BlackRock New Jersey Municipal Income Trust (BNJ)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			LONG-TERM INVESTMENTS—150.4%
			Multi-State—12.9%
			Charter Mac Equity Issuer Trust,
A3	$ 7,000	[3]	Ser. A-2, 6.30%, 6/30/49	06/09 @ 100	$7,384,650
Baa1	2,500	[3]	Ser. B-1, 6.80%, 11/30/50	11/10 @ 100	2,696,125
			MuniMae TE Bond Subsidiary, LLC,
A3	3,000	[3]	Ser. A-1, 6.30%, 6/30/49	06/09 @ 100	3,160,980
Baa1	2,000	[3]	Ser. B-1, 6.80%, 6/30/50	11/10 @ 100	2,171,260

					15,413,015

			New Jersey—104.0%
A+	8,340	[4]	Cherry Hill Twnshp., GO, 5.00%, 7/15/11	N/A	8,908,704
			Econ. Dev. Auth.,
BBB	5,000		Cigarette Tax Rev., 5.75%, 6/15/34	06/14 @ 100	5,289,300
B	3,450		Continental Airlines, Inc. Proj., 7.00%, 11/15/30	11/10 @ 101	3,424,781
B	2,000		Continental Airlines, Inc. Proj., 7.20%, 11/15/30	11/10 @ 101	2,009,680
BBB-	2,630		First Mtg. Fellowship Vlg. Proj., Ser. C., 5.50%, 1/01/18	01/09 @ 102	2,662,454
NR	500		First Mtg. Lions Gate Proj., Ser. A, 5.75%, 1/01/25	01/13 @ 102	510,260
NR	855		First Mtg. Lions Gate Proj., Ser. A, 5.875%, 1/01/37	01/13 @ 102	867,757
BBB-	4,050		First Mtg. Winchester Proj., Ser. A, 5.75%, 11/01/24	11/14 @ 100	4,208,882
Baa3	2,500		Kapkowski Rd. Landfill Proj., 6.50%, 4/01/28	No Opt. Call	2,933,000
Baa3	5,000		Kapkowski Rd. Landfill Proj., 6.50%, 4/01/31	No Opt. Call	5,797,350
A+	2,000		Masonic Charity Fndtn. Proj., 5.50%, 6/01/31	06/11 @ 102	2,143,960
BBB	2,000		Sld. Wst. Rev., Disp. Wst. Mgmt. Proj., Ser. A, 5.30%, 6/01/15	No Opt. Call	2,097,220
Aaa	1,930		Victoria Hlth. Proj., Ser. A, 5.20%, 12/20/36	12/11 @ 103	2,054,080
			Edl. Facs. Auth.,
BBB-	1,000		Fairleigh Dickinson Univ. Proj., Ser. C, 5.50%, 7/01/23	07/14 @ 100	1,044,410
BBB-	2,000		Fairleigh Dickinson Univ. Proj., Ser. C, 6.00%, 7/01/20	07/14 @ 100	2,160,080
BBB-	3,000		Fairleigh Dickinson Univ. Proj., Ser. D, 6.00%, 7/01/25	07/13 @ 100	3,195,210
BBB+	2,120		Georgian Court Coll. Proj., Ser. C, 6.50%, 7/01/33	07/13 @ 100	2,357,779
AAA	12,600		Garden St. Presvtn. Trust, Open Space & Farmland Presvtn. Proj., Ser. B,
			Zero Coupon, 11/01/26, FSA	No Opt. Call	4,835,880
			Hlth. Care Fac. Fin. Auth.,
A	4,500		Atlantic City Med. Ctr. Proj., 5.75%, 7/01/25	07/12 @ 100	4,761,270
A+	3,000		Catholic Hlth. East. Proj., Ser. A, 5.375%, 11/15/33	11/12 @ 100	3,133,950
A2	10,000	[5]	Kennedy Hlth. Sys. Proj., 5.625%, 7/01/31	07/11 @ 100	10,544,400
Baa1	1,960		So. Jersey Hosp. Proj., 6.00%, 7/01/26	07/12 @ 100	2,075,091
Baa1	5,500		So. Jersey Hosp. Proj., 6.00%, 7/01/32	07/12 @ 100	5,807,505
BBB+	1,540		So. Ocean Cnty. Hosp. Proj., Ser. A, 6.25%, 7/01/23	03/06 @ 100	1,542,541
			Middlesex Cnty. Impvt. Auth.,
AAA	1,400		Admin. Bldg. Res. Proj., 5.35%, 7/01/34	07/11 @ 100	1,468,180
NR	5,000		Heldrich Ctr. Hotel Proj., Ser. B, 6.25%, 1/01/37	01/15 @ 100	4,946,550
AAA	4,470		New Brunswick Apts. Rental Hsg. Proj., 5.30%, 8/01/35	08/12 @ 100	4,578,397
BBB-	2,500		Middlesex Cnty. Poll. Ctrl. Auth. Rev., Amerada Hess Proj., 6.05%, 9/15/34	09/14 @ 100	2,634,325
Aaa	1,930		Newark Hlth. Care Fac., New Cmty. Urban Renewal Proj., Ser. A, 5.20%, 6/01/30	06/12 @ 102	2,053,173
BBB	13,000		Tobacco Settlement Fin. Corp., 6.125%, 6/01/42	06/12 @ 100	13,624,000
			Trenton Pkg. Auth.,
AAA	5,465		5.00%, 4/01/25, FGIC	04/11 @ 100	5,681,086
AAA	1,500		5.00%, 4/01/30, FGIC	04/11 @ 100	1,548,750
			Vineland, GO,
AAA	1,500		5.30%, 5/15/30, MBIA	05/10 @ 101	1,574,115
AAA	1,500		5.375%, 5/15/31, MBIA	05/10 @ 101	1,576,665

					124,050,785

1

BlackRock New Jersey Municipal Income Trust (BNJ) (continued)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			New York—7.1%
AAA	$8,000		Port Auth. of NY & NJ, Spec. Oblig. JFK Intl. Air Terminal Proj., 5.75%, 12/01/22, MBIA	12/07 @ 102	$8,440,800

			Puerto Rico—26.4%
			Hsg. Fin. Corp., Home Mtg. Rev.,
AAA	2,595		Ser. A, 5.20%, 12/01/33	06/11 @ 100	2,637,740
AAA	2,595		Ser. B, 5.30%, 12/01/28	06/11 @ 100	2,630,837
AAA	3,500	[4]	Hwy. & Transp. Auth., Ser. D, 5.25%, 7/01/12	N/A	3,825,780
			Pub. Bldgs. Auth.,
AAA	5,000		Ser. D, Zero Coupon, 7/01/31, AMBAC	07/17 @ 100	3,896,500
BBB	1,735		Ser. D, 5.25%, 7/01/36	07/12 @ 100	1,784,326
A-	4,765	[4]	Ser. D, 5.25%, 7/01/12	N/A	5,180,127
			Pub. Fin. Corp.,
Aaa	4,000	[4]	Ser. E, 5.70%, 2/01/10	N/A	4,328,480
Aaa	7,040	[4]	Ser. E, 5.75%, 2/01/07	N/A	7,216,422

					31,500,212

			Total Long-Term Investments (cost $168,113,373)		179,404,812

	Shares
	(000)

			MONEY MARKET FUND—1.7%
	2,050		AIM Tax Free Investment Co. Cash Reserve Portfolio	N/A	2,050,000

			Total Investments—152.1% (cost $170,163,3736)		$181,454,812
			Other assets in excess of liabilities—1.4%		1,638,896
			Preferred shares at redemption value, including dividends payable—(53.5)%		(63,824,116)

			Net Assets Applicable to Common Shareholders—100%		$119,269,592

[1]	Using the higher of Standard & Poor’s, Moody’s Investors Service or Fitch ratings.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of January 31, 2006, the Trust held 12.9% of its net assets, with a current market value of $15,413,015, in securities restricted as to resale.
[4]	This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
[5]	Security, or a portion thereof, pledged as collateral with a value of $847,302 on 114 short U.S. Treasury Note futures contracts expiring March 2006 and 155 short U.S. Treasury Bond futures contracts expiring March 2006. The value of such contracts on January 31, 2006, was $29,852,656, with an unrealized gain of $13,281.
[6]	Cost for Federal income tax purposes is $170,112,694. The net unrealized appreciation on a tax basis is $11,342,118, consisting of $11,342,118 gross unrealized appreciation and $0 gross unrealized depreciation.

KEY TO ABBREVIATIONS
AMBAC	—	American Municipal Bond Assurance Corp.	GO	—	General Obligation
FGIC	—	Financial Guaranty Insurance Co.	MBIA	—	Municipal Bond Insurance Assoc.
FSA	—	Financial Security Assurance

2

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the Registrant’s Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      BlackRock New Jersey Municipal Income Trust

By:      /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: March 31, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:      /s/ Robert S. Kapito
Name: Robert S. Kapito
Title: President and Principal Executive Officer
Date: March 31, 2006

By:      /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: March 31, 2006